OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification adjustments
Cost of sales	$ (1,809.1)	$ (1,780.9)	$ (1,780.3)	$ (1,675.5)	$ (1,770.2)	$ (1,743.3)	$ (1,722.5)	$ (1,639.3)	$ (7,045.8)	$ (6,875.3)	$ (6,414.6)
SG&A	(885.5)	(869.2)	(900.0)	(896.1)	(841.8)	(855.9)	(911.4)	(896.7)	(3,550.8)	(3,505.8)	(3,364.3)
Interest expense, net	$ (46.1)	$ (46.1)	$ (49.2)	$ (49.3)	$ (53.8)	$ (55.1)	$ (56.2)	$ (56.0)	(190.7)	(221.1)	(254.6)
Subtotal									(268.7)	(119.4)	71.2
Derivative & Hedging Instruments
Reclassification adjustments
Amount recognized in AOCI									78.1	144.4	(173.4)
Other activity									0.8		0.2
Tax impact									0.4	(7.7)	1.7
Subtotal									(3.4)	28.4	(17.9)
Derivative & Hedging Instruments | Reclassifications adjustments
Reclassification adjustments
Cost of sales									(15.4)	7.7	13.7
SG&A									(39.5)	(84.1)	157.2
Interest expense, net									(27.8)	(31.9)	(17.3)
(Gains) losses reclassified from AOCI into income									(82.7)	(108.3)	153.6
Pension & Postretirement Benefits
Reclassification adjustments
Amount recognized in AOCI									(326.3)	(56.5)	(46.9)
Other Comprehensive Income (Loss), before Tax									(325.9)	31.2	(25.4)
Tax impact									74.3	(13.2)	16.2
Subtotal									(251.6)	18.0	(9.2)
Actuarial losses | Reclassifications adjustments
Reclassification adjustments
(Gains) losses reclassified from AOCI into income									$ 0.4	28.4	$ 21.5
Postretirement benefits changes | Reclassifications adjustments
Reclassification adjustments
Amount recognized in AOCI										$ 59.3